Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Sep. 30, 2020
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	September 30, 2020	March 31, 2020

Accrued payroll and welfare	$317,172	$393,740
Other payable for leasehold improvements	1,399,199	1,428,073
Accrued professional service expenses	7,364	127,787
Other current liabilities	734,721	287,705
Total	$2,458,456	$2,237,305